SIMPLIFY EXCHANGE TRADED FUNDS

Simplify Volt Fintech Disruption ETF

NYSE: VFIN

Simplify Volt Pop Culture Disruption ETF

NYSE: VPOP

Simplify Volt RoboCar Disruption and Tech ETF

NYSE: VCAR

Simplify Volt Cloud and Cybersecurity Disruption ETF

NYSE: VCLO

Supplement dated November 12, 2021 to the Prospectus dated October 28, 2021.

SIMPLIFY VOLT FINTECH DISRUPTION ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of financial technology (“Fintech”) disruption or (ii) it has stated its primary business to be in products and services focused on the theme of Fintech disruption.

Fintech Disruption are companies that may develop, use or rely on innovative payment platforms and methodologies, innovative underwriting processes, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, intermediary exchanges, asset allocation technology, blockchain technologies, cryptocurrency, and mobile payments. The Fund will not directly or indirectly invest in cryptocurrencies but will invest in companies that support cryptocurrencies or blockchain.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

SIMPLIFY VOLT POP CULTURE DISRUPTION ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Annual Fund Operating Expenses	0.95%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund primarily invests in U.S. and foreign equity securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of pop culture disruption or (ii) it has stated its primary business to be in products and services focused on the theme of pop culture disruption.

Pop culture disruption companies are companies that the sub-adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and innovative approaches related to, among other things, disruptive innovation in social media (“Social Media Companies”), streaming media (“Streaming Media Companies”), or Internet of Things (“Internet of Things Companies”). These types of companies are described below:

•	Social Media Companies

o	Companies that use website and/or applications to allow people to share media quickly, efficiently and in real time.

•	Streaming Media Companies

o	Companies that deliver media such as video or audio through a streaming medium. These companies rely on consumers having a stable and fast enough internet connection to consume digital products continuously.

•	Internet of Things Companies

o	Companies that deliver media through platforms that do not include the traditional platforms of television, phone or computer.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

SIMPLIFY VOLT ROBOCAR DISRUPTION AND TECH ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Annual Fund Operating Expenses	0.95%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

The disclosure following the paragraph headings “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of robocar disruption and technology or (ii) it has stated its primary business to be in products and services focused on the theme of robocar disruption and technology.

Robocar companies are companies that the sub-adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and advancements in scientific research related to, among other things, disruptive innovation in autonomous transportation (“Autonomous Driving Companies”), electric energy (“Electric Energy Companies”), or artificial intelligence (“Artificial Intelligence Companies”). These types of companies are described below:

●	Autonomous Driving Companies. Companies that the sub-adviser believes are focused on transportation through an emphasis on mobility as a service.

●	Electric Energy Companies. Companies that the sub-adviser believes seek to capitalize on innovations or evolutions in: (i) ways that energy is stored or used, especially electric battery storage technologies and/or (ii) the production or development of new materials for use in commercial applications of energy production, use or storage, such as solar energy.

●	Artificial Intelligence Companies. Companies that leverage data collection and artificial intelligence methods to extract data, insights or products through artificial intelligence.

The Fund will invest up to 25% of the Fund’s assets in Tesla, Inc. (“Tesla”). Tesla is an American electric vehicle and clean energy company based in Palo Alto, California. The sub-adviser believes that Tesla’s self-driving technology is disruptive because it will fundamentally change how people interact with transportation and mobility.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

SIMPLIFY VOLT CLOUD AND CYBERSECURITY DISRUPTION ETF

Effective November 12, 2021, the disclosure following the paragraph headings “Fees and Expenses of the Fund” and “Example” in the Fund’s Summary Prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.00%
Total Annual Fund Operating Expenses	0.95%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the Fund’s operating expense limitation agreement will only be in place for the term specified above. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

The disclosure following the paragraph heading “Principal Investment Strategies – Equity Strategy” in the Fund’s Summary Prospectus is replaced in its entirety with the following.

Equity Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme of cloud and cybersecurity disruption. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of cloud or cybersecurity disruption or (ii) it has stated its primary business to be in products and services focused on the theme of cloud or cybersecurity disruption.

Cloud and Cybersecurity are those companies that the sub-adviser believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,” machine learning, and social distribution and media.

These companies may include disruptive innovation in data management (“Data Management Companies”), or cybersecurity (“Cybersecurity Companies”). These types of companies are described below:

▪	Data Management Companies

▪	Companies that store and manage data for other companies in the cloud.

▪	Cybersecurity Companies

▪	Companies that help secure the technical infrastructure of other companies.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Under normal circumstances, primarily all of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include small-, medium- and large-capitalization companies. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (“ADRs”) and securities listed on local foreign exchanges.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

In the section of the Fund’s summary prospectus titled “Principal Investment Risks” – the Underlying Fund Risk is deleted.

The disclosure following the paragraph heading “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” in the Funds’ Statutory Prospectus is replaced in its entirety with the following:

Simplify Volt Fintech Disruption ETF

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme of financial technology (“Fintech”) disruption. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of Fintech disruption or (ii) it has stated its primary business to be in products and services focused on the theme of Fintech disruption.

The sub-adviser defines Fintech disruption as companies that may develop, use or rely on innovative payment platforms and methodologies, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, intermediary exchanges, asset allocation technology, blockchain technologies, cryptocurrency, and mobile payments. The Fund will not directly or indirectly invest in cryptocurrencies but will invest in companies that support cryptocurrencies or blockchain.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Simplify Volt Pop Culture Disruption ETF

Under normal circumstances, the Fund primarily invests in U.S. and foreign equity securities of companies of any market capitalization that engage in activities consistent with the Fund’s investment theme of pop culture disruptive innovation (“pop culture disruption companies” and defined further below). A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of pop culture disruption or (ii) it has stated its primary business to be in products and services focused on the theme of pop culture disruption.

Pop culture disruption companies are companies that the sub-adviser believes are expected to focus on and benefit from the development of new products or services, technological improvements and innovative approaches related to, among other things, disruptive innovation in social media (“Social Media Companies”), streaming media (“Streaming Media Companies”), or Internet of Things (“Internet of Things Companies”). These types of companies are described below:

•	Social Media Companies - Companies that use website and/or applications to allow people to share media quickly, efficiently and in real time.
•	Streaming Media Companies - Companies that deliver media such as video or audio through a streaming medium. These companies rely on consumers having a stable and fast enough internet connection to consume digital products continuously.
•	Internet of Things Companies - Companies that deliver media through platforms that do not include the traditional platforms of television, phone or computer.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Simplify Volt Cloud and Cybersecurity Disruption ETF

Under normal circumstances, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in domestic and foreign securities of companies that are engaged in the Fund’s investment theme of cloud and cybersecurity disruption. A company is deemed to be engaged in the Fund’s theme if (i) it derives a significant portion of its revenue or market value from the theme of cloud or cybersecurity disruption (ii) it has stated its primary business to be in products and services focused on the theme of cloud or cybersecurity disruption.

Cloud and Cybersecurity companies are companies that the sub-adviser believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,” machine learning, and social distribution and media.

These companies may include among other things, disruptive innovation in data management (“Data Management Companies”), or cybersecurity (“Cybersecurity Companies”). These types of companies are described below:

•	Data Management Companies
•	Companies that store and manage data for other companies in the cloud.
•	Cybersecurity Companies
•	Companies that help secure the technical infrastructure of other companies.

In selecting companies that the sub-adviser believes are relevant to a particular investment theme, the sub-adviser seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The sub-adviser’s internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries.

Option Overlay Strategy (Applies to Each Fund)

Option Overlay Strategy

The option overlay consists of purchasing exchange-traded and over the counter (“OTC”) put options on the NASDAQ® 100 Index, S&P 500® Index, a NASDAQ® 100 Index ETF, a S&P 500 Index ETF or individual securities and call options on individual securities. When the Fund purchases a call option, the Fund has the right, but not the obligation, to buy a stock or other asset at a specified price (strike price) within a specific time period. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell a stock or other asset at a specified price (strike price) within a specific time period.

Up to twenty percent of the Fund’s net assets will be subject to the Fund’s convexity option overlay. The option overlay is intended to add convexity to the Fund and is intended as a strategic, persistent exposure meant to hedge against market moves and add convexity to the Fund. If the market goes up, the Fund's returns may outperform the market because the adviser will sell or exercise the call options. If the market goes down, the Fund's returns may fall less than the market because the adviser will sell or exercise the put options. The adviser generally selects options with strike prices at least 5% out of the money at purchase. A call option is out of the money if the strike price is higher at the time of purchase than the market price of the underlying asset. A put option is out of the money if the strike price is lower than the market price of the underlying asset. The adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the option can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on maturity or portfolio rebalancing requirements. The Fund anticipates purchasing and selling options on a monthly, quarterly, and annual basis, depending upon the Fund’s rebalancing requirements and the individual option expiration dates. However, the Fund may rebalance its option portfolio on a more frequent basis for a number of reasons such as market volatility renders the protection provided by the option strategy ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. The adviser actively trades options using a systematic proprietary approach that rebalances at least monthly. The adviser manages the use of options so that the annualized cost of the option overlay does not normally exceed 3% of the net assets of the Fund. While the option overlay is intended to improve the Fund’s performance, there is no guarantee that it will improve performance.

If the adviser determines that purchasing options is not a cost-effective way to implement the overlay strategy, it may employ options spreads. In a call option spread, the Fund purchases a call option while selling (writing) a call option that is further out of the money to partially offset the cost of the purchased option. In a put option spread the Fund purchases a put option while selling (writing) a put option that is further out of the money to partially offset the cost of the purchased option.

Principal Investment Risks

In the Funds’ statutory section titled “Principal Investment Risks” – the Underlying Funds Risk is deleted.

***

This Supplement dated November 12, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.